Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of potentially dilutive securities excluded from the computation of basic and diluted net loss per share
	September 30,	September 30,
	2021	2020
Shares of common stock issuable upon conversion of convertible notes	226,347,786	-
Options to purchase shares of common stock	27,621,765	27,621,765
Warrants to purchase shares of common stock	11,575,000	12,015,002
Shares of common stock issuable upon conversion of preferred stock	7,817,778,624	1,000,000
Total potentially dilutive shares	8,083,323,175	40,636,767

	December 31,	December 31,
	2020	2019
Common shares issuable upon conversion of convertible notes	2,562,481,459	3,697,833,022
Options to purchase common shares	27,621,765	27,621,765
Warrants to purchase common shares	2,521,077,555	3,342,376,365
Common shares issuable upon conversion of preferred stock	6,709,317,940	-
Total potentially dilutive shares	11,820,498,719	7,067,831,152